SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) $ in Millions	Dec. 31, 2025 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 45,481
Fair Value	45,437
Amount Shown in Balance Sheet	45,429
Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	34,620
Fair Value	34,573
Amount Shown in Balance Sheet	34,573
Held-to-Maturity
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	573
Fair Value	576
Amount Shown in Balance Sheet	567
U.S. government agencies and corporations | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	845
Fair Value	830
Amount Shown in Balance Sheet	830
Obligations of U.S. states and political subdivisions | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	45
Fair Value	41
Amount Shown in Balance Sheet	41
Foreign government securities | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	9,913
Fair Value	9,882
Amount Shown in Balance Sheet	9,882
Foreign corporate securities | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	7,535
Fair Value	7,653
Amount Shown in Balance Sheet	7,653
Foreign corporate securities | Held-to-Maturity
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	79
Fair Value	84
Amount Shown in Balance Sheet	78
Asset-backed securities | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,094
Fair Value	5,077
Amount Shown in Balance Sheet	5,077
Asset-backed securities | Held-to-Maturity
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	166
Fair Value	169
Amount Shown in Balance Sheet	164
Asset-backed securities | Held-to-Maturity
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	328
Fair Value	322
Amount Shown in Balance Sheet	325
Agency commercial | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	404
Fair Value	412
Amount Shown in Balance Sheet	412
Non-agency commercial | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,151
Fair Value	1,121
Amount Shown in Balance Sheet	1,121
Agency residential | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,544
Fair Value	5,465
Amount Shown in Balance Sheet	5,465
Non-agency residential | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,689
Fair Value	1,721
Amount Shown in Balance Sheet	1,721
Foreign government securities | Available For Sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,400
Fair Value	2,371
Amount Shown in Balance Sheet	2,371
Equity securities - at fair value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	179
Fair Value	180
Amount Shown in Balance Sheet	180
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,994
Fair Value	2,994
Amount Shown in Balance Sheet	2,994
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,796
Fair Value	5,796
Amount Shown in Balance Sheet	5,796
Cash
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,318
Fair Value	1,318
Amount Shown in Balance Sheet	1,318
Agency commercial | Held-to-Maturity
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	0
Fair Value	0
Amount Shown in Balance Sheet	$ 0